Fair Value (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amount of gains and losses from fair value changes
Interest Expense Earnings	$ (3,065,000)	$ (3,421,000)
Loans held for sale [Member]
Amount of gains and losses from fair value changes
Other Gains and Losses	(6,000)	(4,000)
Interest Income	30,000	16,000
Interest Expense Earnings	0	0
Total Changes in Fair Values Included in Current Period Earnings	$ 24,000	$ 12,000